Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of deferred income taxes

	December 31, 2025	December 31, 2024	December 31, 2023 (Revised - Note 19)
Loss before income taxes	$(2,989,046)	$(2,875,061)	$(67,238,353)
Statutory rate	27.00%	27.00%	27.00%

Expected income tax	807,042	(776,266)	(18,154,355)
Effect of different tax rates in foreign jurisdictions	(73,027)	81,680	(2,005,959)
Non-deductible share-based payments	34,560	-	218,741
Other permanent items	1,473,597	1,192,232	2,627,256
Change in deferred tax assets not recognized	(1,382,516	14,075,010	15,403,428
True-ups and other	(859,656)	(14,572,656)	(1,179,319)
Deferred income tax (recovery) expense	$-	$-	$(3,090,208)

Schedule of deferred tax assets and liabilities

	December 31, 2025	December 31, 2024

Deferred tax assets
Exploration and evaluation assets	$1,434,880	$1,434,880
Deferred tax liabilities
Exploration and evaluation assets	(1,434,880)	(1,434,880)

Net deferred tax liabilities	$-	$-

Schedule of deductible temporary differences

	December 31, 2025	December 31, 2024

Non-capital loss carry forwards	$32,917,402	$30,040,477
Capital loss carry forwards	23,360,422	23,360,422
Exploration and evaluation assets	38,502,102	38,752,879
Share issue costs	-	245,674
Property and equipment	341,376	7,719,565
Donations	32,960	32,960
Investment tax credit	223,873	223,873
	$95,378,135	$100,375,850